EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Equity And Earnings Per Share
EQUITY AND EARNINGS PER SHARE

16. EQUITY AND EARNINGS PER SHARE

Earnings per Share

Newcastle is required to present both basic and diluted earnings per share (“EPS”). Basic EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted average number of shares of common stock outstanding during each period. Diluted EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted average number of shares of common stock outstanding plus the additional dilutive effect of common stock equivalents during each period. Newcastle’s common stock equivalents are its stock options. During 2013, 2012 and 2011, based on the treasury stock method, Newcastle had 6,428,351, 1,620,043, and 6,324, dilutive common stock equivalents, respectively, resulting from its outstanding options. As of December 31, 2013, 2012 and 2011, Newcastle had 2,322,268, 3,495,984, and 4,439,734 antidilutive options, respectively. Net income (loss) applicable to common stockholders is equal to net income (loss) less preferred dividends.

In June 2012, Newcastle filed a shelf registration statement with the SEC covering common stock, preferred stock, depositary shares, debt securities and warrants.

On June 6, 2013, Newcastle’s stockholders approved an amendment to Newcastle’s charter, to increase the total number of authorized shares of common stock, par value $0.01 per share, from 500 million shares to 1.0 billion shares and correspondingly, to increase the total number of authorized shares of Newcastle capital stock from 600 million shares to 1.1 billion shares, which includes 100 million shares of preferred stock, par value $0.01 per share.

Common Stock Offerings

The following table presents shares of common stock issued by Newcastle in connection with public offerings since 2011:

		Price per Share			Aggregate Shares Purchased by Principals of Fortress			Options Granted to Manager (A)
Date	Number of Shares Issued	To Public	To Underwriters	Net Proceeds (millions)	Number of Shares		Price	Number of Shares	Strike Price	Grant Date Value (millions)
March 2011	17,250,000	$6.00	N/A	$98.4	—		—	1,725,000	$6.00	$7.0
September 2011	25,875,000	$4.55	N/A	$112.3	1,314,780	(B)	$4.55	2,587,500	$4.55	$5.6
April 2012	18,975,000	$6.22	N/A	$115.2	—		—	1,897,500	$6.22	$5.6
May 2012	23,000,000	$6.71	N/A	$152.0	—		—	2,300,000	$6.71	$7.6
July 2012	25,300,000	N/A	$6.63	$167.4	450,000		$6.70	2,530,000	$6.70	$8.3
January 2013	57,500,000	$9.35	N/A	$526.2	213,900		$9.35	5,750,000	$9.35	$18.0
February 2013	23,000,000	N/A	$10.34	$237.4	191,000		$10.48	2,300,000	$10.48	$8.4
June 2013	40,250,000	N/A	$4.92	$197.6	750,000		$4.97	4,025,000	$4.97	$3.8
November 2013	57,950,952	N/A	$5.21	$301.4	450,952		$5.25	5,795,095	$5.25	$6.0

(A)	In connection with these offerings, Newcastle granted options to the Manager for the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle.
(B)	This figure also includes shares purchased by officers of Newcastle.

Option Plan

In June 2002, Newcastle (with the approval of Newcastle’s board of directors) adopted the Newcastle Nonqualified Stock Option and Incentive Award Plan, or the Newcastle Option Plan, for officers, directors, consultants and advisors, including the Manager and its employees.

In May 2012, with the approval of the shareholders, Newcastle’s board of directors adopted the 2012 Newcastle Nonqualified Stock Option and Incentive Plan, or the 2012 Plan. The 2012 Plan is the successor to the Newcastle Option Plan for officers, directors, consultants and advisors, including the Manager and its employees, and is intended to facilitate the continued use of long-term equity-based awards and incentives for the benefit of the service providers to Newcastle and its Manager. All outstanding options granted under the Newcastle Option Plan will continue to be subject to the terms and conditions set forth in the agreements evidencing such options and the terms of the Newcastle Option Plan. The maximum number of shares available for issuance in the aggregate over the ten-year term of the 2012 Plan is 20,000,000 shares. Newcastle’s board of directors may also determine to issue options to the Manager that are not subject to the 2012 Plan, provided that the number of shares underlying any options granted to the Manager in connection with capital raising efforts would not exceed 10% of the shares sold in such offering and would be subject to New York Stock Exchange rules. Upon exercise, all options will be settled in an amount of cash equal to the excess of the fair market value of a share of common stock on the date of exercise over the strike price per share, unless advance approval is made to settle the option in shares of common stock.

Upon joining the board, the non-employee directors were, in accordance with the Newcastle Option Plan, automatically granted options relating to an aggregate of 20,000 shares of common stock. The fair value of such options was not material at the date of grant.

For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, the Manager has been granted options relating to shares of Newcastle’s common stock, with strike prices subject to adjustment as necessary to preserve the value of such options in connection with the occurrence of certain events (including capital dividends and capital distributions made by Newcastle). These options represented an amount equal to 10% of the shares of common stock of Newcastle sold in its public offerings and the value of such options was recorded as an increase in equity with an offsetting reduction of capital proceeds received. The options granted to the Manager, which may be assigned by Fortress to its employees, were fully vested on the date of grant and one thirtieth of the options become exercisable on the first day of each of the following thirty calendar months, or earlier upon the occurrence of certain events, such as a change in control of Newcastle or the termination of the Management Agreement. These options will be settled in an amount of cash equal to the excess of the fair market value of a share of common stock on the date of exercise over the strike price per share, unless a majority of the independent members of Newcastle’s board of directors determine to settle the option in shares of common stock. The options expire ten years from the date of issuance.

In connection with the spin-off of New Residential (Note 4), 21.5 million options that were held by the Manager, or by the directors, officers or employees of the Manager, were converted into an adjusted Newcastle option and a new New Residential option. The strike price of each adjusted Newcastle option and New Residential option was set to collectively maintain the intrinsic value of the Newcastle option immediately prior to the spin-off and to maintain the ratio of the strike price of the adjusted Newcastle option and the New Residential option, respectively, to the fair market value of the underlying shares as of the spin-off date, in each case based on the five day average closing price subsequent to the spin-off date.

Newcastle’s outstanding options were summarized as follows:

	Year Ended December 31, 2013			Year Ended December 31, 2012
	Issued Prior to 2011	Issued in 2011 and thereafter	Total	Issued Prior to 2011	Issued in 2011 and thereafter	Total
Held by the Manager	1,496,555	25,996,428	27,492,983	1,751,172	7,934,166	9,685,338
Issued to the Manager and subsequently transferred to certain Manager’s employees	535,570	2,510,000	3,045,570	701,937	3,010,000	3,711,937
Issued to the independent directors	2,000	2,000	4,000	10,000	2,000	12,000
Total	2,034,125	28,508,428	30,542,553	2,463,109	10,946,166	13,409,275

The following table summarizes Newcastle’s outstanding options at December 31, 2013. Note that the last sales price on the New York Stock Exchange for Newcastle’s common stock in the year ended December 31, 2013 was $5.74 per share.

							Intrinsic Value at
	Date of		Options Exercisable at	Weighted Average	Fair Value At Grant		December 31, 2013
Recipient	Grant/Exercise	Number of Options	December 31, 2013	Strike Price (A)	Date (millions) (B)		(millions)
Directors	Various	20,000	4,000	$8.06	Not Material		—
Manager (C)	2002 - 2007	3,523,727	2,032,125	$12.66	$6.4		—
Manager (C)	Mar-11	1,725,000	1,580,166	$2.72	$7.0	(G)	$4.8
Manager (C)	Sep-11	2,587,500	2,165,361	$2.07	$5.6	(H)	$8.9
Manager (C)	Apr-12	1,897,500	1,244,778	$2.82	$5.6	(I)	$5.5
Manager (C)	May-12	2,300,000	1,421,667	$3.05	$7.6	(J)	$6.1
Manager (C)	Jul-12	2,530,000	1,416,195	$3.04	$8.3	(K)	$6.7
Manager (C)	Jan-13	5,750,000	2,108,333	$4.24	$18.0	(L)	$8.6
Manager (C)	Feb-13	2,300,000	766,667	$4.75	$8.4	(M)	$2.3
Manager (C)	Jun-13	4,025,000	805,000	$4.97	$3.8	(N)	$3.1
Manager (C)	Nov-13	5,795,095	193,170	$5.25	$6.0	(O)	$2.8
Exercised (D)	Prior to 2008	(1,043,118)	N/A	$15.70	N/A		N/A
Exercised (E)	Oct-12	(95,834)	N/A	$5.28	N/A		N/A
Exercised (F)	Sep-13	(307,833)	N/A	$2.56	N/A		N/A
Expired unexercised	2002-2003	(464,484)	N/A	N/A	N/A		N/A
Outstanding		30,542,553	13,737,462

(A)	The strike prices are subject to adjustment in connection with return of capital dividends and spin-offs. A portion of Newcastle’s 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. The strike prices were adjusted for the New Residential spin-off as described above. As of December 31, 2013, the weighted average strike price of the outstanding options issued prior to 2011 was $12.66.
(B)	The fair value of the options was estimated using an option valuation model. Since the Newcastle Option Plan and 2012 Plan have characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management’s estimate. The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle’s common stock and management’s expectations regarding future volatility. The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method. The expected life assumption for options issued in 2011 and thereafter was estimated based primarily on the historical expected life of applicable previously issued options.
(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2004	$11.49-$14.05	226,125
2005	$13.24	89,925
2006	$13.16	48,450
2007	$12.40-$14.01	171,070
2011	$2.07-$2.72	1,210,000
2012	$2.82-$3.05	1,300,000
	Total	3,045,570

(D)	670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.
(E)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.
(F)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.9 million.
(G)	The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
(H)	The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
(I)	The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
(J)	The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
(K)	The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.
(L)	The assumptions used in valuing the options were: a 2.0% risk-free rate, 8.8% dividend yield, 56.2% volatility and a 10 year term.
(M)	The assumptions used in valuing the options were: a 2.1% risk-free rate, 7.8% dividend yield, 55.5% volatility and a 10 year term.
(N)	The assumptions used in valuing the options were: a 2.5% risk-free rate, 8.8% dividend yield, 36.9% volatility and a 10 year term.
(O)	The assumptions used in valuing the options were: a 2.8% risk-free rate, 6.7% dividend yield, 32.0% volatility and a 10 year term.

Preferred Stock

In March 2003, Newcastle issued 2.5 million shares ($62.5 million face amount) of its 9.75% Series B Cumulative Redeemable Preferred Stock (the “Series B Preferred”). In October 2005, Newcastle issued 1.6 million shares ($40.0 million face amount) of its 8.05% Series C Cumulative Redeemable Preferred Stock (the “Series C Preferred”). In March 2007, Newcastle issued 2.0 million shares ($50.0 million face amount) of its 8.375% Series D Cumulative Redeemable Preferred Stock (the “Series D Preferred”). The Series B Preferred, Series C Preferred and Series D Preferred are non-voting, have a $25 per share liquidation preference, no maturity date and no mandatory redemption. Newcastle has the option to redeem the Series B Preferred, the Series C Preferred and the Series D Preferred, at their liquidation preference. If the Series C Preferred or Series D Preferred cease to be listed on the NYSE or the AMEX, or quoted on the NASDAQ, and Newcastle is not subject to the reporting requirements of the Exchange Act, Newcastle has the option to redeem the Series C Preferred or Series D Preferred, as applicable, at their liquidation preference and, during such time any shares of Series C Preferred or Series D Preferred are outstanding, the dividend will increase to 9.05% or 9.375% per annum, respectively.

In connection with the issuance of the Series B Preferred, Series C Preferred and Series D Preferred, Newcastle incurred approximately $2.4 million, $1.5 million, and $1.8 million of costs, respectively, which were netted against the proceeds of such offerings. If any series of preferred stock were redeemed, the related costs would be recorded as an adjustment to income available for common stockholders at that time.

In March 2010, Newcastle settled its offer to exchange (the “Exchange Offer”) shares of its common stock and cash for shares of its preferred stock. After settlement of the Exchange Offer, 1,347,321 shares of Series B Preferred Stock, 496,000 shares of Series C Preferred Stock and 620,000 shares of Series D Preferred Stock remain outstanding for trading on the New York Stock Exchange.

As of January 31, 2014, Newcastle had paid all current and accrued dividends on its preferred stock.

Noncontrolling Interest

Noncontrolling interest is comprised of the 15.4% interest in New Media and its subsidiaries, Local Media Group and GateHouse, that Newcastle does not own.